Net Other Non-Operating Income and Expenses - Schedule Of Other Nonoperating Income Expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other non-operating income
Gains on disposal of property and equipment		₩ 304,115	₩ 29,515	₩ 1,790
Rental income		25,863	26,023	23,682
Others		352,472	128,794	131,995
Sub-total		682,450	184,332	157,467
Other non-operating expenses
Losses on disposal of property and equipment		2,061	5,080	1,839
Donation		168,515	152,037	120,560
Restoration Costs		2,602	2,922	3,642
Management cost for written-off loans		4,902	3,888	3,769
Impairment losses on goodwill		223,871	60,273	6,268
Others	[1]	641,916	1,003,262	319,369
Sub-total		1,043,867	1,227,462	455,447
Net other non-operating income (expenses)		₩ (361,417)	₩ (1,043,130)	₩ (297,980)

[1]	Expenses of ￦333,002 million were recognized as other provisions in relation to ELS, LTV penalties, and other matters for the year ended December 31, 2025, and expenses of ￦744,764 million were recognized in connection with voluntary compensation for the performance of Hang Seng China Enterprises Index for the year ended December 31, 2024. Such amounts may change depending on future developments and the resolution of the related matters.